Equity - Warrants (Details) - $ / shares	6 Months Ended	12 Months Ended
	Dec. 31, 2020	Jun. 30, 2020	Jun. 30, 2019
Warrants Outstanding
Balance at the beginning	86,732	86,732	0
Granted/Acquired		0	86,732
Forfeited	0	0	0
Exercised	0	0	0
Balance at the end	86,732	86,732	86,732
Exercisable Shares
Balance at the beginning	86,732	86,732	0
Granted/Acquired		0	86,732
Forfeited	0	0	0
Exercised	0	0	0
Balance at the end	86,732	86,732	86,732
Weighted Average Exercise Price
Balance at the beginning (in dollars per share)	$ 4.89	$ 4.89	$ 0
Granted/Acquired (in dollars per share)		0	4.89
Forfeited (in dollars per share)	0	0	0
Exercised (in dollars per share)	0	0	0
Balance at the end (in dollars per share)	$ 4.89	$ 4.89	$ 4.89
Average Remaining Contractual Life
Balance at the beginning (in years)	3 years 10 months 17 days	5 years 10 months 21 days	0 years
Granted/Acquired (in years)	0 years	0 years	5 years
Forfeited (in years)	0 years	0 years	0 years
Exercised (in years)	0 years	0 years	0 years
Balance at the end (in years)	3 years 10 months 17 days	3 years 10 months 17 days	5 years 10 months 21 days